Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per common share
Net income available to common shareholders	$ 225.5	$ 113.3	$ 2,132.5
Weighted average basic common shares outstanding (in shares)	106,158,800	115,218,380	114,313,971
Earnings per common share (in dollars per share)	$ 2.12	$ 0.98	$ 18.65
Earnings per diluted common share
Share-based compensation plans (in shares)	582,248	408,801	10,712
Weighted average diluted common shares outstanding (in shares)	106,741,048	115,627,181	114,324,683
Earnings per diluted common share (in dollars per share)	$ 2.11	$ 0.98	$ 18.65